Intangible assets net (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Subtotal	$ 4,442,978	$ 4,671,732
Less: Accumulated amortization	(4,271,156)	(4,486,910)
Intangible assets, net	171,822	184,822
Patents
Subtotal	4,137,000	4,350,000
Software
Subtotal	29,602	31,126
Land use rights
Subtotal	$ 276,376	$ 290,606